Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Contributed Surplus [Member]	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)	Share Capital [Member]
Balance, amount at Dec. 31, 2020	$ 19,146	$ 10,294	$ (6,497)	$ (65,568)	$ 80,917
Statement [Line Items]
Net profit for the year ended December 31, 2021	(727)	0	0	(727)	0
Other comprehensive Income for the year ended December 31, 2021	(143)	0	(143)	0	0
Share-based compensation	135	135	0	0	0
Total transactions with owners	135	135	0	0	0
Balance, amount at Dec. 31, 2021	18,411	10,429	(6,640)	(66,295)	80,917
Statement [Line Items]
Net profit for the year ended December 31, 2021	1,365	0	0	1,365	0
Other comprehensive Income for the year ended December 31, 2021	1,182	0	1,182	0	0
Share-based compensation	47	47	0	0	0
Total transactions with owners	47	47	0	0	0
Balance, amount at Dec. 31, 2022	21,005	10,476	(5,458)	(64,930)	80,917
Statement [Line Items]
Net profit for the year ended December 31, 2021	(922)	0	0	(922)	0
Other comprehensive Income for the year ended December 31, 2021	(531)	0	(531)	0	0
Share-based compensation	288	288	0	0	0
Total transactions with owners	344	247	0	0	97
Stock options exercised	56	(41)	0		97
Balance, amount at Dec. 31, 2023	$ 19,896	$ 10,723	$ (5,989)	$ (65,852)	$ 81,014